                                               -------------------------------
                                               |         OMB APPROVAL        |
                                               -------------------------------
                                               | OMB Number:       3235-0006 |
                                               | Expires:   October 31, 2003 |
                                               | Estimated average           |
                                               |   burden hours per          |
                                               |   response: ......... 24.60 |
                                               -------------------------------

                                               -------------------------------
                                               |         SEC USE ONLY        |
                                               -------------------------------
                                               |                             |
                                               |                             |
                                               |                             |
                                               -------------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

 INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
       13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

         Report for the Calendar Year of Quarter Ended 30th September, 2003.

If amended report check here: |_|

DnB ASSET MANAGEMENT (US), INC.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

52 Vanderbilt Ave., 12th Fl.                   New York    NY           10017
--------------------------------------------------------------------------------
Business Address             (Street)            (City)  (State)        (Zip)


STEFAN L. CARLSSON      212-551-9800        PRESIDENT
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


                                   ATTENTION

--------------------------------------------------------------------------------
  Intentional misstatements or omissions of facts constitute Federal Criminal
             Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

      The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

      Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of NEW YORK and State of NY on the 13th day of November, 2003.

                                           DnB ASSET MANAGEMENT (US), INC.
                                      ------------------------------------------
                                      (Name of Institutional Investment Manager)

                                            /s/ STEFAN L. CARLSSON
                                      ------------------------------------------
                                          (Manual Signature of Person Duly
                                          Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                    13F File No.:    Name:                    13F File No.:
--------------------------------------    --------------------------------------
1.                                        6.
--------------------------------------    --------------------------------------
2.                                        7.
--------------------------------------    --------------------------------------
3.                                        8.
--------------------------------------    --------------------------------------
4.                                        9.
--------------------------------------    --------------------------------------
5.                                        10.
--------------------------------------    --------------------------------------



                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     0

Form 13F Information Table Entry Total:              146

Form 13F Information Table Value Total:    3,617,788,082


Item 1                          Item 2 Item 3     Item 4          Item 5        Item 6:                    Item 7: Managers
                                Title                                           Investment                 Voting Authority
                                of                                              Discretion        Shared
Name of Sec                     Class  Cusip No   Fair Mv         SH/PRN        Sole(a) Shared(b) Other(c) Sole(a) Shared(b) None(c)

Quotation currency: USD

3M Co                           Common 88579Y101  25,792,257.54   373,422.00    SOLE                       373,422.00
Abbott Laboratories             Common 002824100  483,155.25      11,355.00     SOLE                       11,355.00
Adobe Systems Inc               Common 00724F101  11,762,060.44   299,594.00    SOLE                       299,594.00
Affiliated Computer Services-A  Common 008190100  33,871,685.40   695,660.00    SOLE                       695,660.00
Aflac Inc.                      Common 001055102  42,511,192.80   1,316,136.00  SOLE                       1,316,136.00
Agere Systems Inc B             Common 00845V100  9,821,463.60    3,398,430.31  SOLE                       3,398,430.31
Air Prods & Chem                Common 009158106  17,175,929.10   380,841.00    SOLE                       380,841.00
ALCOA Inc                       Common 013817101  25,764,748.56   984,891.00    SOLE                       984,891.00
Allstate Corp                   Common 020002101  201,645.60      5,520.00      SOLE                       5,520.00
Amdocs Ltd                      Common 002256908  15,292,897.60   813,452.00    SOLE                       813,452.00
American Express Co             Common 532716107  53,091,494.40   1,178,240.00  SOLE                       1,178,240.00
American Intl Group Inc         Common 026874107  112,158,817.90  1,943,827.00  SOLE                       1,943,827.00
Amgen Inc                       Common 031162100  16,695,606.62   258,566.00    SOLE                       258,566.00
Analog Devices                  Common 023608102  1,907,121.22    50,161.00     SOLE                       50,161.00
Anheuser-Busch Companies Inc.   Common 035229103  387,072.30      7,845.00      SOLE                       7,845.00
AOL Time Warner Inc             Common 00184A105  26,302,868.49   1,740,759.00  SOLE                       1,740,759.00
Apache Corp                     Common 037411105  30,464,182.30   439,345.00    SOLE                       439,345.00
Applied Materials               Common 038222105  1,260,965.82    69,513.00     SOLE                       69,513.00
AT&T Wireless Services Inc      Common 00209A106  24,270,002.74   2,966,993.00  SOLE                       2,966,993.00
Automatic Data                  Common 053015103  219,222.75      6,115.00      SOLE                       6,115.00
Bank of America                 Common 060505104  86,680,432.72   1,110,718.00  SOLE                       1,110,718.00
Bank of New York                Common 064057102  201,586.75      6,925.00      SOLE                       6,925.00
Bank One Corp                   Common 06423A103  356,739.50      9,230.00      SOLE                       9,230.00
Baxter International Inc        Common 071813109  15,968,295.64   549,494.00    SOLE                       549,494.00
Bed Bath & Beyond Inc           Common 075896100  54,839,843.00   1,436,350.00  SOLE                       1,436,350.00
Bellsouth Corp                  Common 079860102  320,390.40      13,530.00     SOLE                       13,530.00
BJ Services Co                  Common 532716107  40,596,249.39   1,188,067.00  SOLE                       1,188,067.00
Boeing CO                       Common 097023105  214,390.85      6,245.00      SOLE                       6,245.00
Boston Scientific Corp          Common 101137107  37,827,147.60   592,902.00    SOLE                       592,902.00
Bristol Myers                   Common 110122108  18,632,444.48   726,128.00    SOLE                       726,128.00
Cadence Design System Inc       Common 127387108  23,111,315.00   1,724,725.00  SOLE                       1,724,725.00
Capital One Financial Corp      Common 14040H105  52,090,582.16   913,229.00    SOLE                       913,229.00
Cardinal Health Inc             Common 14149Y108  2,924,930.27    50,093.00     SOLE                       50,093.00
Carnival Corp                   Common 143658102  52,730,563.60   1,603,240.00  SOLE                       1,603,240.00
Celestica Inc.                  Common 884903105  2,338,398.40    147,440.00    SOLE                       147,440.00
Charles Schwab Corp             Common 808513105  163,107.45      13,695.00     SOLE                       13,695.00
Chevron Texaco Corp             Common 166764100  576,244.25      8,065.00      SOLE                       8,065.00
Cigna Corp                      Common 023608102  13,731,303.80   307,532.00    SOLE                       307,532.00
Cisco Systems Inc               Common 17275R102  53,579,246.66   2,742,029.00  SOLE                       2,742,029.00
Citigroup                       Common 172967101  164,055,813.30  3,604,830.00  SOLE                       3,604,830.00
Clear Channel Communications    Common 184502102  20,180,231.70   526,899.00    SOLE                       526,899.00
Coach Inc.                      Common 189754104  39,403,673.40   721,679.00    SOLE                       721,679.00
Coca-Cola Co                    Common 191216100  700,892.40      16,315.00     SOLE                       16,315.00
Colgate- Palmolive Co           Common 194162103  41,189,420.97   736,973.00    SOLE                       736,973.00
Comcast Corp                    Common 20030N200  19,754,572.12   640,966.00    SOLE                       640,966.00
Comcast Corp - Special Class A  Common 20030N200  21,541,365.58   729,227.00    SOLE                       729,227.00
Computer Sciences Corporation   Common 205363104  20,395,362.91   542,863.00    SOLE                       542,863.00
Dell Inc                        Common 247025109  13,200,102.09   395,331.00    SOLE                       395,331.00
Dollar Tree Stores              Common 256747106  43,415,343.95   1,294,049.00  SOLE                       1,294,049.00
Dow Chemical Co                 Common 260543103  260,157.30      7,995.00      SOLE                       7,995.00
Dow Jones & Co                  Common 364730101  8,488,197.75    179,265.00    SOLE                       179,265.00
Du Pont                         Common 263534109  28,943,754.13   723,413.00    SOLE                       723,413.00
Eli Lilly and Co                Common 532457108  453,222.00      7,630.00      SOLE                       7,630.00
EMC Corp                        Common 268648102  309,561.30      24,510.00     SOLE                       24,510.00
Emerson Electric                Common 291011104  243,506.25      4,625.00      SOLE                       4,625.00
Entergy Corp                    Common 29364G103  32,356,195.35   597,529.00    SOLE                       597,529.00
Estee Lauder Co's Inc.          Common 518439104  54,864,922.20   1,608,942.00  SOLE                       1,608,942.00
Exxon Mobil Corp                Common 30231G102  139,368,115.20  3,807,872.00  SOLE                       3,807,872.00
Fannie Mae                      Common 313586109  86,690,752.20   1,234,911.00  SOLE                       1,234,911.00
FedEx Corporation               Common 31428X106  206,176.00      3,200.00      SOLE                       3,200.00
Fifth Third Bancorp             Common 316773100  953,473.83      17,189.00     SOLE                       17,189.00
First Data Corp                 Common 319963104  27,500,352.12   688,197.00    SOLE                       688,197.00
FleetBoston Finl                Common 339030108  260,646.75      8,645.00      SOLE                       8,645.00
Ford Motor Co                   Common 345370860  178,189.65      16,545.00     SOLE                       16,545.00
Fox Entertainment Group Inc-A   Common 35138T107  8,910,308.61    318,339.00    SOLE                       318,339.00
FPL Group Inc.                  Common 302571104  31,033,475.20   491,036.00    SOLE                       491,036.00
Freddie Mac                     Common 023608102  255,991.50      4,890.00      SOLE                       4,890.00
Gannett Co Inc                  Common 364730101  202,819.40      2,615.00      SOLE                       2,615.00
General Electric                Common 369604103  126,493,100.91  4,243,311.00  SOLE                       4,243,311.00
Genzyme General                 Common 372917104  16,239,990.80   350,680.00    SOLE                       350,680.00
Gillette Co                     Common 375766102  256,159.80      8,010.00      SOLE                       8,010.00
Harley Davidson Inc.            Common 412822108  50,376,760.20   1,045,161.00  SOLE                       1,045,161.00
HCA Inc                         Common 404119109  16,239,999.96   440,586.00    SOLE                       440,586.00
Hewlett Packard                 Common 428236103  29,179,972.80   1,507,230.00  SOLE                       1,507,230.00


Item 1                          Item 2 Item 3     Item 4           Item 5       Item 6:                    Item 7: Managers
                                Title                                           Investment                 Voting Authority
                                of                                              Discretion        Shared
Name of Sec                     Class  Cusip No   Fair Mv          SH/PRN       Sole(a) Shared(b) Other(c) Sole(a) Shared(b) None(c)

Quotation currency: USD
Home Depot Incorporated         Common 437076102  577,440.50       18,130.00     SOLE                       18,130.00
IBM                             Common 459200101  63,230,147.20    715,840.00    SOLE                       715,840.00
Intel Corporation               Common 458140100  48,581,944.74    1,765,974.00  SOLE                       1,765,974.00
Intuit Inc                      Common 461202103  18,346,395.60    380,315.00    SOLE                       380,315.00
Ivax Corporation                Common G6359F103  11,449,340.00    584,150.00    SOLE                       584,150.00
Johnson&Johnson                 Common 478160104  81,342,690.96    1,642,623.00  SOLE                       1,642,623.00
JP Morgan Chase                 Common 46625H100  44,939,823.82    1,309,054.00  SOLE                       1,309,054.00
Kimberly Clark                  Common 494368103  212,464.80       4,140.00      SOLE                       4,140.00
Kohls Corporation               Common 189754104  14,773,436.50    276,139.00    SOLE                       276,139.00
L-3 Communications Holdings     Common 502424104  20,819,425.50    481,374.00    SOLE                       481,374.00
Lehman Bros Holdings Inc.       Common 539830109  201,022.80       2,910.00      SOLE                       2,910.00
Liberty Media Corp              Common 35138T107  9,247,833.02     927,566.00    SOLE                       927,566.00
Lifepoint Hospitals Inc.        Common 599902103  1,142,735.60     47,240.00     SOLE                       47,240.00
Linear Technology Corporation   Common 535678106  1,016,431.04     28,384.00     SOLE                       28,384.00
Lowes Cos Inc                   Common 548661107  335,793.00       6,470.00      SOLE                       6,470.00
Lucent Technologies Inc         Common 00845V100  88,398.00        40,925.00     SOLE                       40,925.00
M&T Bank Corporation            Common 55261F104  34,821,787.50    398,875.00    SOLE                       398,875.00
Marsh & Mclennan                Common 571748102  35,430,695.46    744,186.00    SOLE                       744,186.00
MBNA Corp                       Common 55262L100  213,795.60       9,377.00      SOLE                       9,377.00
McDonald's Corp                 Common 580135101  279,537.50       11,875.00     SOLE                       11,875.00
McKesson Corp                   Common 58155Q103  53,054,705.77    1,593,713.00  SOLE                       1,593,713.00
Medtronic Inc                   Common 585055106  2,496,894.72     53,216.00     SOLE                       53,216.00
Merck & Co Inc                  Common 589331107  25,634,524.82    506,411.00    SOLE                       506,411.00
Merrill Lynch Co                Common 590188108  386,486.60       7,220.00      SOLE                       7,220.00
Microsoft Corporation           Common 594918104  138,561,857.07   4,986,033.00  SOLE                       4,986,033.00
Millennium Pharmaceuticals      Common 599902103  10,297,610.40    666,512.00    SOLE                       666,512.00
Morgan Stanley Com              Common 74407HHT6  45,624,973.26    904,181.00    SOLE                       904,181.00
Motorola Inc                    Common 620076109  246,941.10       20,630.00     SOLE                       20,630.00
Nextel Communications Inc A     Common 65332V103  13,441,471.02    681,962.00    SOLE                       681,962.00
Nortel Networks Corp            Common 866796105  3,722,324.40     907,884.00    SOLE                       907,884.00
Nvidia Corporation              Common 6706G104   21,966,766.94    1,375,502.00  SOLE                       1,375,502.00
Omnicom Group Inc               Common 681919106  911,992.05       12,693.00     SOLE                       12,693.00
Oracle Corporation              Common 68389X105  4,093,336.50     364,825.00    SOLE                       364,825.00
OSI Pharmaceuticals Inc         Common 599902103  7,965,751.10     243,974.00    SOLE                       243,974.00
Paychex Inc                     Common 704326107  6,032,041.47     177,779.00    SOLE                       177,779.00
Pepsico Inc                     Common 713448108  73,826,538.74    1,610,878.00  SOLE                       1,610,878.00
Pfizer Incorporated             Common 717081103  152,434,718.38   5,017,601.00  SOLE                       5,017,601.00
Polycom Incorporated            Common 73172K104  5,820,193.83     350,403.00    SOLE                       350,403.00
PPG Industries Inc              Common 693506107  11,220,772.50    214,875.00    SOLE                       214,875.00
Procter & Gamble                Common 518439104  87,886,524.18    946,849.00    SOLE                       946,849.00
Qualcomm Inc                    Common 747525103  7,163,703.96     172,039.00    SOLE                       172,039.00
SBC Communications Inc          Common 78387G103  24,937,622.00    1,120,792.00  SOLE                       1,120,792.00
Schering- Plough Corp           Common 806605101  32,260,032.00    2,116,800.00  SOLE                       2,116,800.00
Schlumberger Ltd                Common G95089101  4,049,821.60     83,674.00     SOLE                       83,674.00
Solectron Corp                  Common 834182107  87,252.75        14,915.00     SOLE                       14,915.00
Sprint PCS                      Common 852061506  12,586,305.99    2,196,563.00  SOLE                       2,196,563.00
Sun Microsystem Inc             Common 866810104  112,771.70       34,070.00     SOLE                       34,070.00
Sysco Corporation               Common 871829107  67,110,256.54    2,051,674.00  SOLE                       2,051,674.00
Target Corp.                    Common 87612E106  17,979,915.04    477,808.00    SOLE                       477,808.00
Tenet Healthcare Corporation    Common 88033G100  2,751,301.36     190,007.00    SOLE                       190,007.00
Texas Instruments Inc           Common 882508104  321,708.00       14,110.00     SOLE                       14,110.00
Thomson Corp                    Common 884903105  1,253,186.90     41,510.00     SOLE                       41,510.00
Tribune Co                      Common 896047107  9,724,465.80     211,862.00    SOLE                       211,862.00
Trimeris Inc                    Common 599902103  6,417,268.18     255,974.00    SOLE                       255,974.00
Tyco International Ltd          Common 902124106  24,083,047.44    1,178,808.00  SOLE                       1,178,808.00
United Parcel Service - Cl B    Common 31428X106  25,524,338.40    400,068.00    SOLE                       400,068.00
United Technologies Corp        Common 913017109  42,389,161.92    548,514.00    SOLE                       548,514.00
UnitedHealth Group Incorporated Common 91324P102  282,043.60       5,605.00      SOLE                       5,605.00
US Bancorp                      Common 902973304  354,092.40       14,760.00     SOLE                       14,760.00
Veritas Software Corporation    Common 923436109  783,053.20       24,938.00     SOLE                       24,938.00
Verizon Communications          Common 92343V104  41,010,031.64    1,264,181.00  SOLE                       1,264,181.00
Viacom Inc A                    Common 925524100  1,289,280.00     33,575.00     SOLE                       33,575.00
Viacom Inc B                    Common 925524308  33,358,151.00    870,970.00    SOLE                       870,970.00
Wachovia Corp                   Common 929903102  421,167.75       10,225.00     SOLE                       10,225.00
Walgreen Co                     Common 9314422109 31,828,801.36    1,038,799.00  SOLE                       1,038,799.00
Wal-Mart Stores Inc             Common 931142103  76,294,841.95    1,366,067.00  SOLE                       1,366,067.00
Walt Disney Co                  Common 254687106  6,608,700.50     327,650.00    SOLE                       327,650.00
Washington Mutual Inc           Common 939322103  285,826.20       7,260.00      SOLE                       7,260.00
Watson Pharmaceuticals Inc      Common 942683103  15,823,814.71    379,559.00    SOLE                       379,559.00
Weatherford Intl Ltd            Common G95089101  45,046,076.28    1,192,326.00  SOLE                       1,192,326.00
Wells Fargo Company             Common 949746101  647,612.50       12,575.00     SOLE                       12,575.00
Wyeth                           Common 983024100  69,856,666.90    1,515,329.00  SOLE                       1,515,329.00


Total Quotation currency: USD                     3,617,788,082.46 105,853,455.31